Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets and Net Income (Loss) (Details) - EBP 334 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Assets
Net assets available for plan benefits per the financial statements	$ 17,329,454	$ 14,740,130
Deemed distributions	(4,152)	(3,948)
Net assets available for plan benefits per the Form 5500	17,325,302	$ 14,736,182
Net Increase (Decrease) After Transfers
Net increase	2,589,324
Changes in deemed distributions	(203)
Total net income per the Form 5500	$ 2,589,121